Average Annual Total Returns		12 Months Ended	60 Months Ended	72 Months Ended	73 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MetLife Opportunistic High Yield Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.72%	5.39%		6.03%
MetLife Opportunistic High Yield Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.09%	5.68%		6.30%
MetLife Opportunistic High Yield Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.07%	1.96%		2.58%
MetLife Opportunistic High Yield Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.88%	2.68%		3.17%
MetLife Opportunistic High Yield Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)		1.39%
MetLife Opportunistic High Yield Fund | Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.19%	4.21%		5.30%
MetLife Small Company Equity Fund | Institutional Shares [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		14.42%	10.51%	11.90%
MetLife Small Company Equity Fund | Institutional Shares [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.17%	8.09%	9.34%
MetLife Small Company Equity Fund | Institutional Shares [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.85%	7.58%	8.64%
MetLife Small Company Equity Fund | Investor Shares [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		14.24%	10.40%	11.81%
MetLife Small Company Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.81%	13.86%	16.46%
MetLife Small Company Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.54%	7.40%	10.17%

[1]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Index.
[2]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Russell 2000 Index to the Russell 3000 Index.